Investments (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activity in the valuation allowance for mortgage loans
Balance at end of year	$ 0
Mortgage loans, net of allowance [Member]
Activity in the valuation allowance for mortgage loans
Balance at beginning of year	60	96
Current period provision	1	25
Recoveries	(15)	(7)
Charge offs and other	(2)	(54)
Balance at end of year	$ 44	$ 60